SUPPLEMENT DATED JUNE 16, 2020
TO

PROSPECTUSES DATED APRIL 29, 2020
 FOR MASTERS CHOICE, MASTERS EXTRA, MASTERS FLEX,
REGATTA GOLD AND REGATTA PLATINUM

PROSPECTUS DATED MAY 1, 2012
FOR REGATTA CHOICE

PROSPECTUS DATED APRIL 29, 2011
FOR MASTERS ACCESS

PROSPECTUS DATED MAY 1, 2008
FOR REGATTA EXTRA

PROSPECTUSES DATED MAY 1, 2007
FOR REGATTA CHOICE II AND REGATTA FLEX II

PROSPECTUS DATED JULY 18, 2006
FOR  REGATTA CLASSIC

PROSPECTUSES DATED MAY 1, 2006 FOR
REGATTA ACCESS AND REGATTA FLEX-4

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective September 1, 2020, the name of the following investment option will be changed:

Current Name	New Name

MFS® Strategic Income Portfolio	MFS® Income Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.